Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000002471 | 37132535Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002471 | 37132546NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002471 | 37132312Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002471 | 37132303Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002471 | 37132416Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002471 | 37132697Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002471 | 37132460Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002471 | 37132409Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002471 | 37132376Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002471 | 37132529Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002471 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000002471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000102327 | 37132535Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102327 | 37132546NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102327 | 37132312Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000102327 | 37132303Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102327 | 37132416Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102327 | 37132697Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102327 | 37132460Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102327 | 37132409Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102327 | 37132376Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102327 | 37132529Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102327 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000102327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102327 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000102327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000102327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000102327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000255731 | 37177769Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255731 | 37177626Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255731 | 37177778NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000255731 | 37177697Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255731 | 37177616Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255731 | 37177839Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255731 | 37177706Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255731 | 37177645Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255731 | 37177736Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255731 | 37177634Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255731 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000255731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000255731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000255731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000255731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000255732 | 37178033S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255732 | 37178007Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255732 | 37178102Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255732 | 37178060Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255732 | 37177987Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255732 | 37178115Brookfield Renewable Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255732 | 37177998JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255732 | 37177952CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255732 | 37178042The Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255732 | 37177925AstraZeneca plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255732 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255732 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255732 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000255732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000255732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000255732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000255732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000255732 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000255732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%